UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Value Fund Investor Shares - VTRIX

Vanguard Diversified Equity Fund Investor Shares - VDEQX

Vanguard International Value Fund
Investor Shares (VTRIX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.34%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$11,322
Number of Portfolio Holdings	194
Portfolio Turnover Rate	23%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asia	35.4%
Europe	47.4%
North America	9.3%
Oceania	1.4%
South America	1.8%
Other Assets and Liabilities—Net	4.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR46

Vanguard Diversified Equity Fund
Investor Shares (VDEQX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$2,927
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard U.S. Growth Fund Investor Shares	29.7%
Vanguard Growth and Income Fund Investor Shares	20.1%
Vanguard WindsorTM Fund Investor Shares	20.1%
Vanguard Windsor II Fund Investor Shares	15.1%
Vanguard ExplorerTM Fund Investor Shares	10.3%
Vanguard Mid-Cap Growth Fund	4.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR608

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The Trustees’ Fees and Expenses for International Value Fund are included in the financial statements filed under Item 7 of this Form, and those of the Diversified Equity Fund are borne by the underlying Vanguard funds in which the fund of the Registrant invests.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard International Value Fund

Contents
Financial Statements	1

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.7%)
Australia (1.4%)
	Macquarie Group Ltd.	589,457	101,264
	QBE Insurance Group Ltd.	3,458,118	56,014
			157,278
Belgium (0.2%)
	KBC Group NV	210,562	28,025
Brazil (1.8%)
	Lojas Renner SA	22,173,690	60,899
	Banco Bradesco SA ADR	9,241,852	35,858
	Banco do Brasil SA	7,465,538	33,485
	Ambev SA	11,071,849	32,443
	Itau Unibanco Holding SA ADR	3,294,779	28,665
	XP Inc. Class A	515,688	9,881
			201,231
Canada (2.7%)
	Magna International Inc.	1,257,361	80,023
	Canadian National Railway Co.	596,900	67,044
	EQB Inc.	496,700	45,079
	North West Co. Inc.	1,105,311	41,402
	Agnico Eagle Mines Ltd.	149,602	28,157
	Intact Financial Corp.	145,723	28,079
*	CAE Inc.	763,976	19,966
			309,750
China (4.5%)
	Tencent Holdings Ltd.	1,410,365	85,655
	Li Ning Co. Ltd.	25,666,000	66,821
	Ping An Insurance Group Co. of China Ltd. Class H	6,713,500	54,568
	Alibaba Group Holding Ltd.	3,125,769	51,516
	China Merchants Bank Co. Ltd. Class H	6,953,500	42,086
	NetEase Inc.	1,723,296	40,341
	Shenzhou International Group Holdings Ltd.	5,516,400	33,625
	Yum China Holdings Inc.	679,630	32,928
	Kweichow Moutai Co. Ltd. Class A	162,159	32,868
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	66,429,760	29,277
	China Resources Power Holdings Co. Ltd.	8,668,000	21,375
	China Overseas Land & Investment Ltd.	11,346,633	19,490
			510,550
Denmark (1.2%)
	Novo Nordisk A/S Class B	3,120,063	132,715
Finland (2.3%)
	Nokia OYJ	15,358,019	195,148
	Nokia OYJ ADR	4,674,690	60,350
			255,498
France (10.4%)
	STMicroelectronics NV	4,781,361	260,470
	TotalEnergies SE	1,952,558	181,536
	Kering SA	554,241	152,479
	Pernod Ricard SA	1,385,772	103,021
	LVMH Moet Hennessy Louis Vuitton SE	174,362	93,146
	Sanofi SA	815,669	76,327
	Bureau Veritas SA	2,270,283	69,569
	Cie Generale des Etablissements Michelin SCA	1,787,732	64,763
[1]	Euronext NV	265,499	44,442
	Societe Generale SA	446,356	35,932
	ArcelorMittal SA	603,379	35,029
	Danone SA	428,200	33,549

International Value Fund
		Shares	Market Value• ($000)
	Capgemini SE	211,446	25,715
			1,175,978
Germany (6.8%)
	Infineon Technologies AG	1,424,150	95,782
	Deutsche Boerse AG	308,741	94,721
	BASF SE	1,333,539	85,529
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	133,670	79,958
	adidas AG	306,188	52,988
	Bayerische Motoren Werke AG	498,391	45,609
	Henkel AG & Co. KGaA	574,460	39,589
	Deutsche Post AG	645,376	38,216
	GEA Group AG	552,386	37,773
	Siemens AG (Registered)	125,017	37,150
	Merck KGaA	282,213	36,543
*	Continental AG	474,720	35,919
	Bayer AG (Registered)	712,798	31,960
	Daimler Truck Holding AG	568,355	28,667
[1]	Siemens Healthineers AG	585,655	24,014
			764,418
Hong Kong (4.0%)
	AIA Group Ltd.	9,476,179	104,037
	Techtronic Industries Co. Ltd.	5,956,803	86,372
	Jardine Matheson Holdings Ltd.	1,110,270	75,690
	Sands China Ltd.	32,006,400	67,154
	Sun Hung Kai Properties Ltd.	3,034,000	53,116
	CK Asset Holdings Ltd.	5,867,500	36,961
	Galaxy Entertainment Group Ltd.	7,782,000	33,201
			456,531
India (2.4%)
	UPL Ltd.	10,078,670	68,572
	HDFC Bank Ltd. ADR	2,243,063	56,996
	Tata Consultancy Services Ltd.	2,120,852	55,656
	HDFC Bank Ltd.	5,472,142	44,757
	Adani Ports & Special Economic Zone Ltd.	1,969,398	34,604
*	AWL Agri Business Ltd.	6,408,501	13,312
			273,897
Indonesia (1.7%)
	Bank Mandiri Persero Tbk. PT	231,908,206	59,010
	Bank Rakyat Indonesia Persero Tbk. PT	265,397,700	45,912
	Astra International Tbk. PT	95,684,576	33,149
	Bank Central Asia Tbk. PT	89,102,000	30,209
	Selamat Sempurna Tbk. PT	175,810,416	18,286
			186,566
Ireland (2.2%)
	Kingspan Group plc	974,422	90,157
	Ryanair Holdings plc ADR	992,954	54,265
	Bank of Ireland Group plc	2,032,601	40,037
	Kerry Group plc Class A	460,711	39,045
	CRH plc	232,403	27,521
			251,025
Israel (0.4%)
*	Check Point Software Technologies Ltd.	449,588	50,565
Italy (2.6%)
	FinecoBank Banca Fineco SpA	4,941,751	122,682
	Saipem SpA	11,099,634	60,138
	Banca Monte dei Paschi di Siena SpA	4,027,587	42,933
	Intesa Sanpaolo SpA	5,621,901	38,196
	Brembo NV	3,165,983	29,835
			293,784
Japan (13.1%)
*	Nidec Corp.	12,569,000	193,610
	Murata Manufacturing Co. Ltd.	5,126,921	170,030
	Sumitomo Mitsui Trust Group Inc.	3,420,732	114,366
	Kubota Corp.	6,622,432	108,108
	SoftBank Group Corp.	2,992,100	102,207
	Shin-Etsu Chemical Co. Ltd.	2,209,100	101,712

International Value Fund
		Shares	Market Value• ($000)
	Suzuki Motor Corp.	6,282,314	70,258
	Daikin Industries Ltd.	493,320	69,704
	SMC Corp.	135,613	66,687
	Sony Group Corp.	3,235,685	64,828
	MISUMI Group Inc.	2,593,472	59,698
	Denso Corp.	3,985,908	47,624
	Daito Trust Construction Co. Ltd.	2,073,322	46,635
	Omron Corp.	1,208,246	43,400
	Unicharm Corp.	6,524,300	38,114
	Japan Exchange Group Inc.	2,959,232	35,250
	Nihon Kohden Corp.	3,076,800	28,658
	Seria Co. Ltd.	1,188,500	25,997
	Sumitomo Forestry Co. Ltd.	2,843,200	25,694
	Nitto Denko Corp.	1,186,544	22,568
	Ain Holdings Inc.	576,100	20,888
	Olympus Corp.	1,754,200	17,253
	Nintendo Co. Ltd.	246,100	12,039
			1,485,328
Malaysia (0.3%)
	Westports Holdings Bhd.	24,367,000	35,002
Mexico (1.8%)
	Grupo Financiero Banorte SAB de CV	8,276,925	89,874
	Wal-Mart de Mexico SAB de CV	24,679,710	77,804
	Fomento Economico Mexicano SAB de CV ADR	287,525	33,997
			201,675
Netherlands (3.1%)
[1]	ABN AMRO Bank NV	2,131,996	74,229
	Prosus NV	1,411,703	68,345
	Heineken NV	818,383	63,711
	Koninklijke Vopak NV	986,711	49,384
	Akzo Nobel NV	790,435	46,396
	Koninklijke Philips NV	1,671,173	44,082
			346,147
Norway (1.4%)
	Equinor ASA	1,480,116	60,237
	DNB Bank ASA	1,903,730	57,651
	Bakkafrost P/F	874,777	43,521
			161,409
Panama (0.7%)
	Copa Holdings SA Class A	686,616	79,428
Philippines (0.3%)
	Puregold Price Club Inc.	32,485,576	22,729
	Universal Robina Corp.	14,789,340	14,692
			37,421
Singapore (1.3%)
	United Overseas Bank Ltd.	2,250,052	64,079
	Venture Corp. Ltd.	3,295,600	42,065
	Sembcorp Industries Ltd.	6,714,996	35,240
			141,384
South Korea (5.2%)
	Samsung Electronics Co. Ltd.	2,028,110	305,408
[1]	Samsung Electronics Co. Ltd. GDR	19,822	74,984
	Korea Electric Power Corp.	2,412,151	72,272
	LG Chem Ltd.	154,719	41,905
	Shinhan Financial Group Co. Ltd.	558,261	37,911
	KB Financial Group Inc.	334,853	36,668
	Hana Financial Group Inc.	241,939	21,020
			590,168
Spain (0.9%)
	Banco Santander SA	3,034,848	37,032
	Bankinter SA	1,948,020	32,417
	Banco Bilbao Vizcaya Argentaria SA	1,459,326	32,226
			101,675
Sweden (1.5%)
	Nordea Bank Abp	4,123,250	77,537

International Value Fund
		Shares	Market Value• ($000)
	Assa Abloy AB Class B	1,587,513	61,100
	Hexagon AB Class B	2,484,886	27,147
			165,784
Switzerland (4.6%)
	Julius Baer Group Ltd.	1,877,225	154,302
	Roche Holding AG	237,967	96,972
	Sika AG (Registered)	416,921	76,908
	Nestle SA (Registered)	723,330	73,230
	Sandoz Group AG	879,621	70,557
	Zurich Insurance Group AG	73,832	51,477
			523,446
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,346,070	93,447
	E Ink Holdings Inc.	5,966,524	26,254
	Realtek Semiconductor Corp.	1,246,881	21,287
			140,988
Thailand (0.4%)
	Bangkok Bank PCL (Foreign)	8,015,737	39,993
United Kingdom (9.6%)
	GSK plc	5,713,193	149,785
	Smith & Nephew plc	7,027,492	108,742
	Prudential plc	6,016,282	90,663
	Diageo plc	4,184,829	84,615
*	Berkeley Group Holdings plc	1,388,939	60,474
	Informa plc	5,329,388	57,622
	HSBC Holdings plc	3,061,552	56,332
	BP plc ADR	1,130,512	53,564
	Admiral Group plc	1,150,672	52,869
	Croda International plc	1,294,251	50,199
	Haleon plc	10,564,008	48,783
	Intertek Group plc	691,373	44,537
	Standard Chartered plc	1,616,583	41,166
	Barclays plc	6,337,260	37,250
	Renishaw plc	572,766	36,893
	Kingfisher plc	9,104,476	35,801
	Paragon Banking Group plc	3,018,752	30,745
	Weir Group plc	768,809	27,866
	IMI plc	597,793	22,769
	Rolls-Royce Holdings plc	62,555	1,007
			1,091,682
United States (4.1%)
	Chubb Ltd.	393,471	128,665
	Everest Group Ltd.	227,837	81,283
	Aon plc Class A	220,198	68,625
	Willis Towers Watson plc	244,850	62,730
	Medtronic plc	766,267	62,045
	Axis Capital Holdings Ltd.	613,494	61,601
			464,949
Vietnam (0.6%)
	Phu Nhuan Jewelry JSC	17,462,401	44,906
	Vietnam Dairy Products JSC	9,272,115	21,488
			66,394
Total Common Stocks (Cost $8,818,540)			10,720,684
Preferred Stocks (0.6%)
[2]	Dr Ing hc F Porsche AG Preference Shares	721,483	35,036
	FUCHS SE Preference Shares	597,365	28,140
Total Preferred Stocks (Cost $55,893)			63,176

International Value Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[3,4] Vanguard Market Liquidity Fund, 3.685% (Cost $435,964)	4,360,805	436,037
Total Investments (99.1%) (Cost $9,310,397)		11,219,897
Other Assets and Liabilities—Net (0.9%)		101,604
Net Assets (100%)		11,321,501
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $217,669, representing 1.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,577.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $35,496 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	665	101,283	1,643
MSCI Emerging Markets Index	June 2026	822	67,165	3,969
				5,612

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	GBP	77	USD	103	1	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,521	CHF	5,007	82	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	559	DKK	3,572	—	(3)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	7,130	EUR	6,102	—	(46)
Deutsche Bank AG	6/17/2026	USD	259	JPY	40,578	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,223	NOK	11,793	—	(50)
Toronto-Dominion Bank	6/17/2026	USD	158	PLN	585	—	(3)
Toronto-Dominion Bank	6/17/2026	USD	810	SEK	7,397	7	—
						90	(103)

CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,874,433)	10,783,860
Affiliated Issuers (Cost $435,964)	436,037
Total Investments in Securities	11,219,897
Investment in Vanguard	258
Cash	7,236
Foreign Currency, at Value (Cost $10,844)	10,767
Cash Collateral Pledged—Futures Contracts	7,056
Receivables for Investment Securities Sold	58,113
Receivables for Accrued Income	81,119
Receivables for Capital Shares Issued	1,832
Variation Margin Receivable—Futures Contracts	3,699
Unrealized Appreciation—Forward Currency Contracts	90
Total Assets	11,390,067
Liabilities
Payables for Investment Securities Purchased	20,524
Collateral for Securities on Loan	35,496
Payables for Capital Shares Redeemed	7,427
Payables to Investment Advisor	4,084
Payables to Vanguard	932
Unrealized Depreciation—Forward Currency Contracts	103
Total Liabilities	68,566
Net Assets	11,321,501
1 Includes $34,577 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	8,517,012
Total Distributable Earnings (Loss)	2,804,489
Net Assets	11,321,501

Net Assets
Applicable to 252,491,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,321,501
Net Asset Value Per Share	$44.84
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	143,484
Interest[2]	6,860
Securities Lending—Net	72
Total Income	150,416
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,888
Performance Adjustment	(623)
The Vanguard Group—Note C
Management and Administrative	10,012
Marketing and Distribution	327
Custodian Fees	317
Shareholders’ Reports	65
Trustees’ Fees and Expenses	3
Other Expenses	32
Total Expenses	19,021
Net Investment Income	131,395
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	835,254
Futures Contracts	7,446
Forward Currency Contracts	140
Foreign Currencies	(2,779)
Realized Net Gain (Loss)	840,061
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	471,121
Futures Contracts	6,982
Forward Currency Contracts	(375)
Foreign Currencies	3,240
Change in Unrealized Appreciation (Depreciation)	480,968
Net Increase (Decrease) in Net Assets Resulting from Operations	1,452,424
1	Dividends are net of foreign withholding taxes of $12,982.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,649, ($16), and ($21), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $454.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($4,611).
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	131,395	304,907
Realized Net Gain (Loss)	840,061	1,642,522
Change in Unrealized Appreciation (Depreciation)	480,968	159,701
Net Increase (Decrease) in Net Assets Resulting from Operations	1,452,424	2,107,130
Distributions
Total Distributions	(1,799,776)	(965,913)
Capital Share Transactions
Issued	565,009	1,029,587
Issued in Lieu of Cash Distributions	1,628,112	874,958
Redeemed	(2,144,741)	(4,375,740)
Net Increase (Decrease) from Capital Share Transactions	48,380	(2,471,195)
Total Increase (Decrease)	(298,972)	(1,329,978)
Net Assets
Beginning of Period	11,620,473	12,950,451
End of Period	11,321,501	11,620,473
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.80	$42.37	$36.55	$32.96	$43.76	$32.48
Investment Operations
Net Investment Income[1]	.507	1.064	1.142	1.045	1.019	1.091
Net Realized and Unrealized Gain (Loss) on Investments	4.992	6.571	5.801	3.528	(10.011)	10.824
Total from Investment Operations	5.499	7.635	6.943	4.573	(8.992)	11.915
Distributions
Dividends from Net Investment Income	(1.256)	(1.074)	(1.123)	(.983)	(1.087)	(.635)
Distributions from Realized Capital Gains	(6.203)	(2.131)	—	—	(.721)	—
Total Distributions	(7.459)	(3.205)	(1.123)	(.983)	(1.808)	(.635)
Net Asset Value, End of Period	$44.84	$46.80	$42.37	$36.55	$32.96	$43.76
Total Return[2]	13.51%	19.90%	19.23%	13.97%	-21.28%	36.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,322	$11,620	$12,950	$12,422	$11,733	$15,219
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.34%	0.37%[4]	0.39%	0.38%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.55%	2.76%	2.72%	2.68%	2.56%
Portfolio Turnover Rate	23%	65%	40%	29%	37%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.01%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Value Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Altrinsic Global Advisors, LLC, ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. Beginning August 1, 2026, the basic fee of Altrinsic Global Advisors will be subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA since July 31, 2025. The basic fees of ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net decrease of $623,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $258,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Value Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,257,033	—	—	1,257,033
Common Stocks—Other	308,668	9,154,983	—	9,463,651
Preferred Stocks—Other	—	63,176	—	63,176
Temporary Cash Investments	436,037	—	—	436,037
Total	2,001,738	9,218,159	—	11,219,897

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,612	—	—	5,612
Forward Currency Contracts	—	90	—	90
Total	5,612	90	—	5,702
Liabilities
Forward Currency Contracts	—	(103)	—	(103)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,612	—	5,612
Unrealized Appreciation—Forward Currency Contracts	—	90	90
Total Assets	5,612	90	5,702

Unrealized Depreciation—Forward Currency Contracts	—	(103)	(103)
Total Liabilities	—	(103)	(103)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,446	—	7,446
Forward Currency Contracts	—	140	140
Realized Net Gain (Loss) on Derivatives	7,446	140	7,586

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,982	—	6,982
Forward Currency Contracts	—	(375)	(375)
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,982	(375)	6,607

International Value Fund
F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,375,115
Gross Unrealized Appreciation	2,427,793
Gross Unrealized Depreciation	(577,412)
Net Unrealized Appreciation (Depreciation)	1,850,381
G.  During the six months ended April 30, 2026, the fund purchased $2,498,035,000 of investment securities and sold $4,239,207,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	12,857	25,032
Issued in Lieu of Cash Distributions	40,310	23,338
Redeemed	(48,970)	(105,756)
Net Increase (Decrease) in Shares Outstanding	4,197	(57,386)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q462 062026

Financial Statements
For the six-months ended April 30, 2026
Vanguard Diversified Equity Fund

Contents
Financial Statements	1

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard U.S. Growth Fund Investor Shares	11,731,854	868,861
Vanguard Growth and Income Fund Investor Shares	8,405,653	589,404
Vanguard WindsorTM Fund Investor Shares	25,494,001	588,657
Vanguard Windsor II Fund Investor Shares	8,901,629	440,453
Vanguard ExplorerTM Fund Investor Shares	2,358,296	300,329
Vanguard Mid-Cap Growth Fund	5,883,321	140,847
Total Investment Companies (Cost $1,617,330)		2,928,551
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.685% (Cost $29)	288	29
Total Investments (100.1%) (Cost $1,617,359)		2,928,580
Other Assets and Liabilities—Net (-0.1%)		(1,559)
Net Assets (100%)		2,927,021
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,617,359)	2,928,580
Receivables for Investment Securities Sold	392
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	447
Total Assets	2,929,420
Liabilities
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	2,398
Total Liabilities	2,399
Net Assets	2,927,021
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,403,519
Total Distributable Earnings (Loss)	1,523,502
Net Assets	2,927,021

Net Assets
Applicable to 52,852,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,927,021
Net Asset Value Per Share	$55.38
See accompanying Notes, which are an integral part of the Financial Statements.
2

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	12,766
Net Investment Income—Note C	12,766
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	241,748
Affiliated Funds Sold	10,016
Realized Net Gain (Loss)	251,764
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(163,656)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,874
See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,766	29,022
Realized Net Gain (Loss)	251,764	245,365
Change in Unrealized Appreciation (Depreciation)	(163,656)	212,868
Net Increase (Decrease) in Net Assets Resulting from Operations	100,874	487,255
Distributions
Total Distributions	(250,099)	(120,209)
Capital Share Transactions
Issued	66,468	203,328
Issued in Lieu of Cash Distributions	227,127	110,560
Redeemed	(225,470)	(575,840)
Net Increase (Decrease) from Capital Share Transactions	68,125	(261,952)
Total Increase (Decrease)	(81,100)	105,094
Net Assets
Beginning of Period	3,008,121	2,903,027
End of Period	2,927,021	3,008,121
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.32	$51.39	$39.45	$41.38	$56.40	$40.98
Investment Operations
Net Investment Income[1]	.240	.536	.475	.398	.356	.385
Capital Gain Distributions Received[1]	4.554	3.710	1.374	1.973	6.162	2.294
Net Realized and Unrealized Gain (Loss) on Investments	(2.807)	4.837	12.134	.358	(17.785)	15.438
Total from Investment Operations	1.987	9.083	13.983	2.729	(11.267)	18.117
Distributions
Dividends from Net Investment Income	(.377)	(.475)	(.403)	(.256)	(.317)	(.346)
Distributions from Realized Capital Gains	(4.550)	(1.678)	(1.640)	(4.403)	(3.436)	(2.351)
Total Distributions	(4.927)	(2.153)	(2.043)	(4.659)	(3.753)	(2.697)
Net Asset Value, End of Period	$55.38	$58.32	$51.39	$39.45	$41.38	$56.40
Total Return[2]	3.57%	18.27%	36.30%	7.88%	-21.42%	45.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,927	$3,008	$2,903	$2,246	$2,180	$2,965
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	0.81%	1.02%	1.00%	0.99%	0.77%	0.76%
Portfolio Turnover Rate	6%	9%	5%	7%	12%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Diversified Equity Fund
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,618,564
Gross Unrealized Appreciation	1,313,220
Gross Unrealized Depreciation	(3,204)
Net Unrealized Appreciation (Depreciation)	1,310,016
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	1,219	3,894
Issued in Lieu of Cash Distributions	4,180	2,166
Redeemed	(4,124)	(10,968)
Net Increase (Decrease) in Shares Outstanding	1,275	(4,908)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Explorer Fund	299,154	20,226	31,888	275	12,562	1,239	18,987	300,329
Vanguard Growth and Income Fund	610,557	55,336	50,817	4,910	(30,582)	1,994	53,342	589,404
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	29
Vanguard Mid-Cap Growth Fund	150,631	22,476	3,413	(206)	(28,641)	298	22,179	140,847
Vanguard U.S. Growth Fund	915,797	77,835	2,151	676	(123,296)	530	74,831	868,861
Vanguard Windsor Fund	581,416	38,367	46,777	1,397	14,254	5,417	32,345	588,657
Vanguard Windsor II Fund	450,316	43,350	48,224	2,964	(7,953)	3,285	40,064	440,453
Total	3,007,871	257,590	183,270	10,016	(163,656)	12,766	241,748	2,928,580
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6082 062026
7

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for International Value Fund are included in the financial statements filed under Item 7 of this Form, and those of the Diversified Equity Fund are borne by the underlying Vanguard funds in which the fund of the Registrant invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Diversified Equity Fund

A majority of independent trustees of the board of Vanguard Diversified Equity Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications filed herewith.
(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.